Fees and Expenses - Equity Partners ETF	May 22, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and exchange-traded funds.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fees(1)	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses(2)	0.05%
Acquired Fund Fees and Expenses (3)	0.01%
Total Annual Fund Operating Expenses	0.71%
Fee Waivers and/or Expense Reimbursement(4)	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	0.61%

(1)	Seven Post Investment Office LP (the “Adviser”) has contractually agreed to limit the management fees charged to the Fund to 0.55% of the Fund’s average daily net assets until December 31, 2027. This contractual limitation may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”).
(2)	“Other Expenses” are estimated for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and exchange-traded funds.
(4)	The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes) (“annual operating expenses”) is limited to 0.75% of the Fund’s average daily net assets until December 31, 2027. This contractual limitation may not be terminated prior to that date without the approval of the Board of the Trust.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same (taking into account the contractual expense limitation and management fee waiver being in effect for the period through December 31, 2027). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 Year	3 Years
$62	$211

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.